Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss) attributable to Taro	$ 25,445	$ 58,266	$ (386,653)
Other comprehensive (loss) income:
Change in unrealized (loss) gain from marketable securities	(925)	(17,029)	7,738
Change in unrealized (loss) gain from hedging instruments		(315)	3,678
Foreign currency translation adjustments	(5,101)
Remeasurement of defined benefit plans	(5)
Total other comprehensive income (loss) attributable to Taro	(6,031)	(17,344)	11,416
Total comprehensive income (loss) attributable to Taro	$ 19,414	$ 40,922	$ (375,237)